Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Operating Activities
Net loss	$ (2,160,045)	$ (497,322)
Less non-cash items:
Amortization and depreciation	26,863	6,564
Shares and options issued for services	1,103,101	74,283
Forgiveness of debt	(10,971)	(36,018)
Changes in operating assets and liabilities:
Increase in accounts receivable	(384,545)
Increase (decrease) in prepaid expenses	(27,504)	(49,627)
Increase (decrease) in inventories	(383,828)	(325,671)
Increase in accounts payable and accrued liabilities	557,123	243,836
Net Cash Used in Operating Activities	(1,279,806)	(583,955)
Investing Activities
Investment in note receivable - related party		(200,000)
Payment on note receivable - related party	3,645	811
Acquisition of property and equipment	(133,031)	(126,113)
Acquisition of intangible assets	(26,087)	(64,737)
Net Cash Used in Investing Activities	(155,473)	(390,039)
Financing Activities
Cash received in acquisition		56
Proceeds from short-term loans	250,000	20,000
Repayment of short-term loans		(85,442)
Proceeds from the sale of common stock, net of fees	1,233,300	1,000,244
Subscriptions	100,000	400,000
Net Cash Provided by Financing Activities	1,583,300	1,334,858
Increase in Cash	148,021	360,864
Cash - Beginning of Period	87,918
Cash - End of Period	235,939	360,864
Non-cash Financing and Investing Activities:
Acquisition of assets for common shares		1,618,020
Short-term loans and payables assumed in acquisition		167,165
Shares issued for services, debt and prepaid expenses	411,079	74,283
Supplemental Disclosures:
Interest paid		122
Income taxes paid